FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

25. FAIR VALUE MEASUREMENTS

As of December 31, 2023 and 2024, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Debt securities for trading	7,195	-	7,195	-
Long-term investments
Equity securities with readily determinable fair value	37,650	37,650	-	-
Equity securities accounted for under measurement alternative	220,981	-	220,981	-
Total assets	265,826	37,650	228,176	-

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Long-term investments
Equity securities with readily determinable fair value	46,576	46,576	-	-
Equity securities accounted for under measurement alternative	218,407	-	218,407	-
Total assets	264,983	46,576	218,407	-

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

25. FAIR VALUE MEASUREMENTS (CONTINUED)

Short-term investments

Short-term investment consists of wealth management products, time deposits and equity securities with readily determinable fair value, which are valued by the Group on a recurring basis. The Group values its short-term wealth management products investments held in certain banks using model-derived valuations based upon discounted cash flow, in which significant inputs, mainly including expected return, are observable or can be derived principally from, or corroborated by, observable market data, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The expected return of the financial products were determined based on the prevailing interest rates in the market.

Long-term investments

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value. The Group values these equity securities at its quoted prices in stock market, and accordingly the Group classifies the valuation techniques that use these inputs as Level 1.

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)